Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per share
	For the three months ended June 30, 2022		For the six months ended June 30, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income	$2,629,724	$657,431	$5,738,017	$1,434,504
Denominator:
Basic and diluted weighted average ordinary shares outstanding	31,116,305	7,779,076	31,116,305	7,779,076
Basic and diluted net income per ordinary share	$0.08	$0.08	$0.18	$0.18

	For the three months ended June 30, 2021		For the period January 13, 2021 (inception) through June 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) per ordinary share:
Numerator:
Allocation of net loss	$(9,292,535)	$(2,323,134)	$(8,560,232)	$(3,375,220)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	31,116,305	7,779,076	18,823,444	7,421,910
Basic and diluted net loss per ordinary share	$(0.30)	$(0.30)	$(0.45)	$(0.45)

	For the period January 13, 2021 (inception) through December 31, 2021
	Class A	Class B
Basic and diluted net (loss) per ordinary share:
Numerator:
Allocation of net (loss)	$(12,456,056)	$(3,738,606)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	25,360,688	7,611,848
Basic and diluted net (loss) per ordinary share	$(0.49)	$(0.49)